Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Share To Be Issued [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated other comprehensive loss
Balance, shares at Mar. 28, 2019		300,000,000
Balance, amount at Mar. 28, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Stock issued during the year, shares		222,000
Stock issued during the year, amount	222,020	$ 0	222,020	0	0	0
Stock to be issued	5,000,000	0	0	5,000,000	0	0
Net loss for the period	(417,407)		0	0	(417,407)	0
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	222,020	5,000,000	(417,407)	0
Balance, shares at Dec. 31, 2019		300,222,000
Net loss for the period	(416)				(461)
Stock issued during the period, shares		4,999,998
Stock issued during the period, amount	0	$ 0	5,000,000	(5,000,000)	0	0
Shar to be issued	78,000			78,000	0	0
Foreign currency translation adjustment	(57,060)					(57,060)
Balance, amount at Mar. 31, 2020	4,825,092	$ 0	5,222,020	$ 78,000	(417,868)	(57,060)
Balance, shares at Mar. 31, 2020		305,221,998
Balance, shares at Dec. 31, 2019		300,222,000
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	222,020	$ 5,000,000	(417,407)	0
Net loss for the period	$ 2,675,037
Stock issued during the period, shares	305,451,498
Balance, amount at Dec. 31, 2020	$ 8,893,885	$ 0	6,057,520	$ 0	2,257,630	578,735
Balance, shares at Dec. 31, 2020		305,451,498
Balance, shares at Mar. 31, 2020		305,221,998
Balance, amount at Mar. 31, 2020	4,825,092	$ 0	5,222,020	$ 78,000	(417,868)	(57,060)
Net loss for the period	2,675,037	$ 0	0	0	2,675,037	0
Stock issued during the period, shares		5,229,498
Stock issued during the period, amount	835,500	$ 0	5,835,500	(5,000,000)	0	0
Foreign currency translation adjustment	578,735	0	0	0	0	578,735
Balance, amount at Dec. 31, 2020	8,893,885	$ 0	6,057,520	$ 0	2,257,630	578,735
Balance, shares at Dec. 31, 2020		305,451,498
Net loss for the period	$ 652,084			$ 0	652,084	0
Stock issued during the period, shares	305,451,498
Foreign currency translation adjustment	$ (51,933)			0		(51,933)
Balance, amount at Mar. 31, 2021	$ 9,494,036	$ 0	$ 6,057,520	$ 0	$ 2,909,714	$ 526,802
Balance, shares at Mar. 31, 2021		305,451,498